SUPPLEMENT TO THE PROSPECTUSES
                                    OF
                       EVERGREEN DOMESTIC GROWTH FUNDS
                      EVERGREEN GROWTH AND INCOME FUNDS
               EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                    EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                           EVERGREEN SECTOR FUNDS
                    EVERGREEN SELECT FIXED INCOME FUNDS

--------------------------------------------------------------------------------
                              SPECIAL OFFER
--------------------------------------------------------------------------------

      This offer applies to the following funds:

                         Evergreen Capital Growth Fund
                            Evergreen Core Bond Fund
                          Evergreen Equity Income Fund
                    Evergreen High Income Municipal Bond Fund
                        Evergreen International Growth Fund
                               Evergreen Omega Fund
                  Evergreen Utility and Telecommunications Fund
                                 (the "Funds")

         For the period from June 19, 2001 through July 18, 2001, or until the aggregate sales of the Funds made through this Special Offer reach $200 million, whichever occurs sooner (the "Offering Period"), the Funds' Class A shares will be offered at net asset value. To be eligible for this offer, shares must be purchased through First Union Securities, Inc. You may pay a deferred sales charge if you redeem your shares within the first three years. The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

                                                               Maximum
                                                              Deferred
      Time Held                                              Sales Charge
      ---------------------------------------------------- -----------------
      Month of Purchase + First 12 Month Period                  2.00%
      ---------------------------------------------------- -----------------
      Month of Purchase + Second 12 Month Period                 2.00%
      ---------------------------------------------------- -----------------
      Month of Purchase + Third 12 Month Period                  1.00%
      ---------------------------------------------------- -----------------
      Thereafter                                                 0.00%
      ---------------------------------------------------- -----------------
      Dealer Allowance                                           3.00%
      ---------------------------------------------------- -----------------

         This Special Offer and the above schedule does not apply to purchases totaling $1,000,000 or more of the Funds. As described in the Prospectus, such purchases are offered at net asset value and are subject to a 1.00% deferred sales charge.

         If a deferred sales charge is imposed, as described above, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive.

         In addition, shares purchased through this Special Offer may not be exchanged for shares of another Evergreen Fund for six months following the month of the initial purchase date.

June 19, 2001                                                        558635 6/01